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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Flagg Street Capital LLC
Address:  65 Spring Street
          Lexington, MA 02421

Form 13F File Number: 28-12276

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Starr
Title:  Portfolio Manager
Phone:  781-538-5398

Signature, Place, and Date of Signing:

   /s/ Jonathan Starr             Lexington, MA               08/12/08
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:  $    12,680
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                     VOTING AUTHORITY
NAME OF      TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
ISSUER        CLASS      CUSIP    (x $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------      -------- ----------- --------- --------- --- ---- ---------- -------- --------- ------ ----
MAIDEN
  HOLDINGS
  LTD          SHS    G5753U 11 2     696     108,737 SH          SOLE       0       108,737
POMEROY
  IT
  SOLUTIONS
  INC          COM    731822 10 2   5,747   1,249,325 SH          SOLE       0     1,249,325
UNITED
  WESTN
  BANCORP
  INC          COM    913201 10 9   6,237     496,583 SH          SOLE       0       496,583